Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2022
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Summary Of Development of Stock Options
The table below shows the development of the stock option plans in the financial year 2022.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Outstanding on January 1, 2022	68,305	63,146	69,671	57,078	100,350	293,593
Granted	0	0	0	0	0	0
Exercised	0	0	0	0	0	0
Forfeited	0	(19)	(1,030)	0	(5,075)	(168,458)
Expired	0	0	0	0	0	0
Outstanding on December 31, 2022	68,305	63,127	68,641	57,078	95,275	125,135
Exercisable on December 31, 2022	68,305	63,127	0	0	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66	44.91

Summary of Fair Value of Stock Options	The parameters and fair value of each program are listed in the table below.

	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Share Price on Grant Date in €	81.05	85.00	98.10	94.90	40.75
Exercise Price in €	81.04	87.86	106.16	93.66	44.91
Expected Volatility of the MorphoSys share in %	35.95	37.76	38.02	39.86	40.51
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61	18.17	25.32	24.95
Expected Volatility of the TecDAX Index in %	17.73	26.46	24.82	20.48	22.17
Performance Term of Program in Years	4.0	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83	between (0.70) and (0.22)
Fair Value on Grant Date in €	30.43	31.81	35.04	38.20	16.67

Summary of Development of the LTI plans
The table below shows the development of the LTI plans in the financial year 2022.

	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program	MorphoSys US Inc. - 2019 Long-Term Incentive Program
Outstanding on January 1, 2022	18,577	19,987	2,708
Granted	0	0	0
Adjustment due to Performance Criteria	(2,569)	0	0
Exercised	(16,008)	0	(1,166)
Forfeited	0	(1,166)	(1,542)
Expired	0	0	0
Outstanding on December 31, 2022	0	18,821	0
Exercisable on December 31, 2022	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a

Summary of Fair Value of LTI Plans

April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	85.00
Exercise Price in €	n/a
Expected Volatility of the MorphoSys share in %	37.76
Expected Volatility of the Nasdaq Biotech Index in %	18.61
Expected Volatility of the TecDAX Index in %	26.46
Performance Term of Program in Years	4.0
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13
Fair Value on Grant Date in €	106.85

Summary of Development of RSU Plans
The table below shows the development of the performance shares under the MorphoSys RSU Plans in the financial year 2022.

	MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan	MorphoSys US – June 2022 Restricted Stock Unit Plan	MorphoSys US - October 2022 Restricted Stock Unit Plan
Outstanding on January 1, 2022	6,337	20,506	5,832	42,996	34,335	0	0
Granted	0	0	0	0	0	408,956	39,738
Exercised	0	0	0	0	0	0	0
Forfeited	(1,685)	(8,909)	(2,600)	(24,096)	(6,659)	(77,873)	(1,399)
Expired	0	0	0	0	0	0	0
Outstanding on December 31, 2022	4,652	11,597	3,232	18,900	27,676	331,083	38,339
Exercisable on December 31, 2022	0	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Summary of Development of Cash-settled Programs
The table below shows the development of the performance share unit programs in the financial year 2022.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program
Outstanding on January 1, 2022	25,779	8,361	111,586	11,209	0	0
Granted	0	0	0	0	696,622	40,414
Exercised	0	0	0	0	0	0
Forfeited	(1,326)	0	(12,037)	(6,836)	(86,753)	0
Expired	0	0	0	0	0	0
Outstanding on December 31, 2022	24,453	8,361	99,549	4,373	609,869	40,414
Exercisable on December 31, 2022	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a

Summary of Fair Value of Cash-settled Programs	The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program
Share Price in € on December 31, 2022	13.21	13.21	13.21	13.21	13.21	13.21
Exercise Price in €	n/a	n/a	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	56.15	54.56	48.29	47.50	47.55	46.63
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	16.91	16.78	15.90	17.52	20.95	20.83
Remaining Performance Term of Program in Years	1.25	1.42	2.25	2.75	3.92	3.92
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	2.12	2.12	2.08	2.02	1.98	1.97
Fair Value on December 31, 2022, in €	0.03	0.09	2.78	4.07	10.85	10.23

Summary of Shares of Related Parties

Shares
	1/1/2022	Additions	Sales	12/31/2022
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee	2,250	0	0	2,250
Malte Peters, M.D.[1]	7,456	0	0	—
Total	9,706	0	0	2,250
Supervisory Board
Marc Cluzel, M.D., Ph.D.	1,000	3,500	0	4,500
Michael Brosnan	5,000	0	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Andrew Cheng, M.D., Ph.D.[2]	—	0	0	0
Wendy Johnson[3]	563	0	0	—
Krisja Vermeylen	1,000	1,000	0	2,000
Total	7,563	4,500	0	11,500

Summary of Stock Options of Related Parties

Stock Options
	1/1/2022	Additions	Forfeitures	Exercises	12/31/2022
Management Board
Jean-Paul Kress, M.D.	81,989	0	0	0	81,989
Sung Lee	0	0	0	0	0
Malte Peters, M.D.[1]	33,110	0	0	0	—
Total	115,099	0	0	0	81,989

Summary of Performance Shares of Related Parties

Performance Shares from LTI plans
	1/1/2022	Additions	Adjustment due to Performance Criteria4	Forfeitures	Allocations5	12/31/2022
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Sung Lee	0	0	0	0	0	0
Malte Peters, M.D.[1]	3,105	0	(1,347)	0	0	—
Total	3,105	0	(1,347)	0	0	0

[1] Malte Peters, M.D., resigned as a member of the Management Board with effect from the end of September 30, 2022. Changes after his departure from the Management Board are not presented.
[2] Andrew Cheng, M.D., Ph.D. has joined the Supervisory Board of MorphoSys AG on May 18, 2022.
[3] Wendy Johnson resigned as a member of the Supervisory Board with effect from the end of May 18, 2022. Changes in the number of shares after her departure from the Supervisory Board are not presented.
[4] Adjustment due to established performance criteria. For performance criteria that have not yet been met, a target achievement of 100% is assumed.
[5] Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.

Summary Of Remuneration of Key Management Personnel
The total compensation for key management personnel (Management Board and members of the Executive Committee) in 2022 and 2021 were as follows.

in €	2022	2021
Total Short-Term Employee Benefits	7,847,207	7,336,167
Total Post-Employment Benefits	405,922	443,372
Total Termination Benefits	320,248	806,297
Total Share-Based Payment	6,877,000	4,278,500
Total Compensation	15,450,377	12,864,336

Summary of Remuneration of Supervisory Board

	Fixed Compensation		Attendance Fees		Total Compensation
in €	2022	2021	2022	2021	2022	2021
Marc Cluzel, M.D., Ph.D.	104,210	104,210	45,200	60,800	149,410	165,010
Michael Brosnan	57,284	57,284	34,000	31,800	91,284	89,084
Sharon Curran	45,284	45,284	27,200	29,400	72,484	74,684
George Golumbeski, Ph.D.	70,926	70,926	29,200	31,200	100,126	102,126
Andrew Cheng, M.D., Ph.D.[1]	28,240	—	12,400	—	40,640	—
Wendy Johnson[2]	19,302	51,284	20,400	44,800	39,702	96,084
Krisja Vermeylen	57,284	57,284	32,000	41,600	89,284	98,884
Total	382,530	386,272	200,400	239,600	582,930	625,872
[1] Andrew Cheng, M.D., Ph.D. has joined the Supervisory Board of MorphoSys AG on May 18, 2022.
[2] Wendy Johnson resigned as a member of the Supervisory Board with effect from the end of May 18, 2022.
[3] The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.